New and amendments to IFRS in issue but not yet effective	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
New and amendments to IFRS in issue but not yet effective

34.	New and amendments to IFRS in issue but not yet effective

The Group has not early applied the following new and amendments to IFRS that have been issued but are not yet effective:-

Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Contracts Referencing Nature-dependent Electricity[2]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[1]
Amendments to IFRS	Annual Improvements to HKFRS Accounting Standards -
Accounting Standards	Volume 11[2]
IFRS 18	Presentation and Disclosure in Financial Statements[3]
IFRS 19	Subsidiaries without Public Accountability: Disclosures[3]
Amendments to IFRS 19	Amendments to Subsidiaries without Public Accountability: Disclosures[3]

[1] Effective for annual periods beginning on or after a date to be determined.

[2] Effective for annual periods beginning on or after 1 January 2026.

[3] Effective for annual periods beginning on or after 1 January 2027.

Except for the new IFRS mentioned below, the directors of the Company anticipate that the application of all other new and amendments to IFRS will have no material impact on the consolidated financial statements in the foreseeable future.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18, which sets out requirements on presentation and disclosures in financial statements, will replace IAS 1 Presentation of Financial Statements. Whilst many of the requirements will remain consistent, the new standard introduces new requirements to present specified categories and defined subtotals in the income statement; provide disclosures on management-defined performance measures in the notes to the financial statements and improve aggregation and disaggregation of information to be disclosed in the primary financial statements and the notes. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share are also made.

IFRS 18, and amendments to other standards, will be effective for annual periods beginning on or after 1 January 2027, with early application permitted, and will be applied retrospectively. The application of the new standard is expected to affect the presentation of the income statement and disclosures in the future financial statements. The Company is still currently assessing the impact that IFRS 18 will have on the financial statements.